Share capital, share premium and own shares - Share capital and premium (Details) $ in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Oct. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) Options shares	Dec. 31, 2022 Options £ / shares	Dec. 31, 2021 Options £ / shares	Dec. 31, 2019 Options
Disclosure of classes of share capital
Par value per share (in GBP per share) | £ / shares							£ 0.05	£ 0.05
Number of issued shares at beginning of period | shares	2,746,412,265			2,746,412,265	2,609,489,702
Number of issued shares at end of period | shares		2,746,412,265		2,749,669,380	2,746,412,265	2,609,489,702
Balance at beginning of year	$ 17,264			$ 17,264	$ 22,119	$ 19,669
Shares issued				(4)	2,382	13
Balance at end of year		$ 17,264		17,127	$ 17,264	$ 22,119
Options outstanding under save as you earn schemes
Number of shares under option | Options						2,000,000	1,000,000	2,000,000
Share offer
Disclosure of classes of share capital
Number of shares issued | shares					130,780,350
Proceeds from issuing shares			$ 2,400
Proceeds from issuing shares utilised to redeem debt	1,000	1,300
Share capital
Disclosure of classes of share capital
Balance at beginning of year	182			182	$ 173	$ 172
Shares issued					9	1
Balance at end of year		182		182	182	173
Share capital | Share offer
Disclosure of classes of share capital
Shares issued					9
Share premium
Disclosure of classes of share capital
Balance at beginning of year	$ 5,010			5,010	2,637	2,625
Shares issued				(4)	2,373	12
Balance at end of year		$ 5,010		5,006	5,010	$ 2,637
Share premium | Share offer
Disclosure of classes of share capital
Shares issued				$ (6)	$ 2,365
Share-based schemes
Disclosure of classes of share capital
Number of shares issued | shares				3,257,115	6,142,213
Share-based schemes | Share premium
Disclosure of classes of share capital
Shares issued				$ 2	$ 8
SAYE options
Options outstanding under save as you earn schemes
Number of shares under option | Options						2,300,000	1,858,292	2,022,535	3,800,000
SAYE options | Minimum
Options outstanding under save as you earn schemes
Share price | £ / shares							£ 7.37	£ 9.64
SAYE options | Maximum
Options outstanding under save as you earn schemes
Share price | £ / shares							£ 14.55	£ 14.55